Current Assets - Inventories	12 Months Ended
Dec. 31, 2025
Current Assets - Inventories [Abstract]
Current assets - inventories

Note 13. Current assets - inventories

	Consolidated
	As of December 31,	As of December 31,
	2025	2024
	$	$

Finished goods - at cost	280,605	382,906
Raw materials- at cost	579,650	540,598
Accrual for slow inventory	(120,210)	(30,622)
	740,045	892,882

Accounting policy for inventories

Inventories are recognised at the lower of cost and net realisable value.

Inventories cost is based on a weighted average method.